Loss on Settlement of Debt (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Loss On Settlement Of Debt Details Narrative
Issuance of common stock to a related party	34,530,000
Conversion of notes payable	$ 68,730
Common stock issued, fair value	780,432
Loss on settlements	$ 711,702